Financial Instruments, Risk Management and Capital Management - Summary of Groups Exposure to Foreign Currency Sensitivity for all Other Currencies (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
USD [Member]
Disclosure Of Groups Exposure To Foreign Currency Changes For All Other Currencies [Line Items]
Percent Of Increase In Foreign Exchanger Rates	50.00%	30.00%
Percent Of Decrease In Foreign Exchange Rates	50.00%	30.00%
Effect On Profit Before Tax Due To Increase In Foreign Exchange Rates	₽ 9,299	₽ 20,373
Effect On Profit Before Tax Due To Decrease In Foreign Exchange Rates	₽ (9,299)	₽ (20,373)
EUR [Member]
Disclosure Of Groups Exposure To Foreign Currency Changes For All Other Currencies [Line Items]
Percent Of Increase In Foreign Exchanger Rates	50.00%	30.00%
Percent Of Decrease In Foreign Exchange Rates	50.00%	30.00%
Effect On Profit Before Tax Due To Increase In Foreign Exchange Rates	₽ (218)	₽ (11)
Effect On Profit Before Tax Due To Decrease In Foreign Exchange Rates	₽ 218	₽ 11